Reorganization Items	12 Months Ended
Dec. 31, 2012
Reorganization Items [Abstract]
Reorganization Items
REORGANIZATION ITEMS

Reorganization items represent expense incurred as a result of the Chapter 11 proceedings and are presented separately in the consolidated statements of operations.

	Successor		Predecessor
	Year ended December 31,
	2012	2011	2010
Trustee fees	$—	$—	$968
Professional fees	—	—	2,874
Other	—	—	2,955
Total	$—	$—	$6,797